Discontinued Operations (Allied Integral United Inc)	12 Months Ended
Dec. 31, 2020
Allied Integral United Inc [Member]
Discontinued Operations
5.	Discontinued Operations

During the year ended 2020, the Company sold three non-core assets: A hotel property, a commercial real estate property and the remaining portion of a previously sold commercial real estate property. The commercial real estate property and the hotel property, which were owned separately by two of the Company’s subsidiaries in San Antonio, Texas, were sold, with proceeds of $13,300,000 and $2,500,000, respectively. Additionally, the remaining portion of a commercial real estate property located in San Antonio, Texas, was also sold, with proceeds of $700,000. See Note 6 - Indebtedness for more information regarding these and other transactions.

	Commercial Property #1	Hotel Property	Parcel - Commercial Property #2	Total 2020
Contract sales price	$13,300,000	$2,500,000	$700,000	$16,500,000
Fees	(1,461,312)	(134,043)	-	(1,595,355)
Seller buildout obligation	(856,085)	-	-	(856,085)
Net book value of assets	6,425,983	1,981,889	622,466	9,030,338
Gain/(loss) on sale of assets	$4,556,620	$384,068	$77,534	$5,018,222

Two commercial real estate properties located in San Antonio, Texas that were owned by one of the Company’s subsidiaries were sold during 2019. The Company recorded fees related to both sales of $673,088 and these commercial real estate properties generated income from operations before income taxes of $144,643 for the year ended December 31, 2019, excluding the gains from the sale of these properties. These amounts are included in the Company’s consolidated statement of operations in the income (loss) from discontinued operations, net of tax.

One commercial property located in Round Rock, Texas that was owned by one of the Company’s subsidiaries was also sold during 2019. The Company recorded fees related to the sale of $147,672 and this commercial property generated income from operations before income taxes of $526,652 for the year ended December 31, 2019, excluding the loss on the sale of this property. These amounts are included in the Company’s consolidated statement of operations in the income (loss) from discontinued operations, net of tax.

	Real Estate Property #1	Real Estate Property #2	Commercial Property #1	Total 2019
Contract Sales Price	$7,000,000	$4,800,000	$3,500,000	$15,300,000
Net Book Value of Assets	5,215,542	4,971,062	2,466,551	12,653,155
Gain/(Loss) on Sale of Assets	1,784,458	(171,062)	1,033,449	2,646,845
Loss on Extinguishment of Debt	(446,064)	-	(159,596)	(605,660)
Total P&L Impact	$1,338,394	$(171,062)	$873,853	$2,041,185

The following statements are the consolidated balance sheets and income statements for the Company’s discontinued operations:

	December 31, 2020	December 31, 2019

ASSETS
Current assets:
Cash and cash equivalents	$343,044	$570,284
Restricted cash	8,201	1,477,871
Accounts receivable	18,421	53,934
Prepaid expenses	23,641	54,665
Total current assets	393,307	2,156,754

Investments in non-consolidated entities	77,056	77,057
Note Receivables	6,323	6,323
Real estate, property and equipment, net	8,312,836	19,740,288
Other non-current assets	-	319,000
Total long-term assets held for sale	8,396,215	20,142,668
TOTAL ASSETS	$8,789,522	$22,299,422

LIABILITIES
Current liabilities:
Accounts payable	$66,650	$1,757,761
Accrued expenses	1,031,583	1,752,400
Accrued interest	133,171	26,625
Current portion of long-term debt	4,107,599	3,166,978
Other current liabilities	-	85,695
Total current liabilities	5,339,003	6,789,459

Long-term liabilities:
Note payable	785,044	1,326,144
Deferred loan fees, net of amortization	-	(4,952)
Long-term debt, less current portion	5,121,760	16,242,029
Total long-term liabilities held for sale	5,906,804	17,563,222
TOTAL LIABILITIES	$11,245,807	$24,352,680

	December 31, 2020	December 31, 2019
Revenues
Hotel room and other revenue	$353,437	$3,367,517
Commercial property rental revenue	220,388	2,306,509
Total revenues, net	573,825	5,674,026

Costs and expenses
Operating expenses	598,995	3,770,306
Impairment	2,397,114	-
General and administrative expenses	1,487,515	1,565,391
Total operating expenses	4,483,624	5,335,697

(Loss) income from operations	(3,909,799)	338,329

Other (income) expenses
Interest expense	696,431	1,825,796
Gain on disposal of assets	(5,018,222)	(2,646,845)
Equity income from investees, net of applicable taxes	(402,976)	(1,228,133)
Loss on debt extinguishment	-	605,660
Other expenses	(300,572)	-
Total income	(5,025,340)	(1,443,521)

Net income	$1,115,540	$1,781,851